Financial Risk Management - Disclosure of Information About Liquidity Risk Obligations (Details) - CAD ($)	Jul. 31, 2018	Jul. 31, 2017
FinancialRiskDisclosureLineItems [Line Items]
Amounts payable and other liabilities (note 6)		$ 1,323
Due to related party (note 8)	2,916,973	3,297,165
Total	2,916,973	3,298,488
Within one year [Member]
FinancialRiskDisclosureLineItems [Line Items]
Amounts payable and other liabilities (note 6)		1,323
Due to related party (note 8)	2,916,973	3,297,165
Total	2,916,973	3,298,488
One to five years [Member]
FinancialRiskDisclosureLineItems [Line Items]
Amounts payable and other liabilities (note 6)
Due to related party (note 8)
Total